Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	2 Months Ended	5 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014 Cheniere Energy Partners, LP [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]
Cash flows from operating activities
Net income (loss)	$ 0	$ (54)	$ 13,576	$ (339,197)	$ (196,851)		$ (258,117)		$ (175,431)	[1]	$ (53,560)	[1]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Income from equity investment	0	0	(15,253)
Depreciation				43,821	43,150		57,486		57,498	[1]	57,883	[1]
Use of restricted cash and cash equivalents for certain operating activities				59,942	78,972		213,893		78,714	[1]	0	[1]
Release of (investment in) restricted cash and cash equivalents							(42,548)		(3,654)	[1]	0	[1]
Non-cash LNG inventory write-downs				23,505	27,851		26,900		9,393	[1]	392	[1]
Non-cash LNG inventory—-affiliate write-downs							0		11,025	[1]	10,600	[1]
Amortization of debt issuance costs and discount				10,971	8,591
Amortization of debt discount							7,620		4,695	[1]	4,695	[1]
Amortization of debt issuance costs							7,328		4,362	[1]	4,382	[1]
Total (gains) losses on derivatives, net				89,286	(55,706)		(83,717)		(619)	[1]	(195)	[1]
Net cash from settlement of derivative instruments				(19,834)	657
Loss on early extinguishment of debt				114,335	80,510		131,576		42,587	[1]	0	[1]
Loss on early extinguishment of debt									1,470	[1]
Other				(6)	705		0		3,496	[1]	0	[1]
Changes in operating assets and liabilities:
Other non-current assets		(10)
Accounts and interest receivable	0		47	(19,653)	(21,171)
Accounts receivable—affiliate	0	(70)	70	810	(1,614)		(1,083)		(1,690)	[1]	337	[1]
Accrued liabilities	0		(3)
Accrued liabilities—affiliate	0		(37)
Accounts payable and accrued liabilities		95		46,693	38,655		(2,384)		2,214	[1]	(1,148)	[1]
Due to affiliates		39		(813)	33,556		26,091		2,425	[1]	(1,789)	[1]
Deferred revenue				(2,955)	(2,955)		(3,947)		(4,089)	[1]	(3,964)	[1]
Advances to affiliate				656	(20,281)		(9,281)		(4,764)	[1]	2,851	[1]
LNG inventory				(26,315)	(33,248)		(30,863)		(11,545)	[1]	347	[1]
LNG inventory—affiliate							0		(11,076)	[1]	(14,969)	[1]
Other	0		(59)	(3,721)	(993)		(7,668)		(165)	[1]	978	[1]
Other—affiliate				(147)	4,081		4,378		0	[1]	0	[1]
Net cash provided by (used in) operating activities	0	0	(1,659)	(22,622)	(16,091)		35,664		(37,741)	[1]	6,840	[1]
Cash flows from investing activities
Distributions from equity investment	0		15,253
Property, plant and equipment, net				(1,968,249)	(2,441,961)		(3,120,643)		(1,118,787)	[1]	(7,394)	[1]
Use of restricted cash and cash equivalents for the acquisition of property, plant and equipment				1,978,891	2,450,424		3,119,632		1,114,742	[1]	0	[1]
Purchase of Creole Trail Pipeline Business, net				0	(313,892)		(313,892)		0	[1]	0	[1]
Advances under long-term contracts							(13,897)		(740)	[1]	(1,054)	[1]
Other				(12,188)	(17,648)
Net cash used in investing activities		0		(1,546)	(323,077)		(328,800)		(4,785)	[1]	(8,448)	[1]
Cash flows from financing activities
Dividends paid to shareholders	0		(12,744)
Proceeds from sale of common shares		720,000
Offering expenses and fees		(54,999)
Proceeds from issuances of long-term debt, net of debt issuance costs				2,584,500	3,504,478		4,504,478		520,000	[1]	0	[1]
Repurchases and prepayments of long-term debt							(100,000)		(550,000)	[1]	0	[1]
Proceeds from sale of partnership common and general partner units, net				0	375,897		375,897		250,022	[1]	70,157	[1]
Proceeds from sale of Class B units, net							0		1,887,342	[1]	0	[1]
Contributions to Creole Trail Pipeline Business from Cheniere, net				0	20,896		20,896		11,857	[1]	7,666	[1]
Investment in restricted cash and cash equivalents				(2,312,160)	(3,202,888)		(4,173,959)		(1,458,619)	[1]	0	[1]
Debt issuance and deferred financing costs				(94,270)	(271,980)		(311,050)		(222,378)	[1]	0	[1]
Repayments of long-term debt				(177,000)	(100,000)
Distribution to owners		(392,971)		(74,236)	(66,632)		(91,386)		(57,821)	[1]	(48,149)	[1]
Repayment of affiliate debt		(272,030)
Other	0		(604)	(1,050)	0
Net cash provided by (used in) financing activities	0	0	(13,348)	(74,216)	259,771		224,876		380,403	[1]	29,674	[1]
Net increase (decrease) in cash and cash equivalents	0	0	246	(98,384)	(79,397)		(68,260)		337,877	[1]	28,066	[1]
Cash and cash equivalents—beginning of period	0	0	0	351,032	419,292	[1]	419,292	[1]	81,415	[1]	53,349	[1]
Cash and cash equivalents—end of period	$ 0	$ 0	$ 246	$ 252,648	$ 339,895		$ 351,032		$ 419,292	[1]	$ 81,415	[1]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.